Stock Options and Warrants - Warrants Issued with Preferred Stock - Additional Information (Detail) - $ / shares		12 Months Ended
	May. 12, 2008	Dec. 31, 2014	Dec. 31, 2008	Sep. 30, 2015	Dec. 31, 2013	Aug. 31, 2013	Jul. 24, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		850,058		473,130	299,895					3,500,000
Warrants exercisable price						$ 0.25		$ 30.00	$ 30.00
Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		1,334		1,334	1,334					200,000
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares in each unit			1
Warrants exercisable price							$ 22.50
Expiration date of warrants		2013-01
Series A Preferred Stock [Member] | Warrants Issued with Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		0	2,000,000
Series A Preferred Stock [Member] | Warrants Issued with Preferred Stock [Member] | Skin Care [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares in each unit			2
Series B Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares in each unit	1		1
Warrants exercisable price	$ 75.00						$ 22.50
Series B Convertible Preferred Stock [Member] | Warrants Issued with Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding		0	1,100,000
Warrants exercisable price		$ 0.25